Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 16,295	$ 15,506
Accumulated depreciation	(11,372)	(10,237)
Net property, plant and equipment	4,923	5,269
Land and industrial buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,428	3,279
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	9,268	8,621
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	2,640	2,649
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	149	164
Other
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 810	$ 793